Taxes and contributions (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 591,271	R$ 511,972
Income Tax And Socials Contribution [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	1,957	205,964
Cofins and Pasep [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	163,156	141,703
INSS (Social Security Contribution) [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	44,763	44,556
IRRF (Withholding Income Tax) [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	290,949	64,770
Other Tax Payables [Member]
IfrsStatementLineItems [Line Items]
Current tax liabilities	R$ 90,446	R$ 54,979